SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Policies)	6 Months Ended	12 Months Ended
	Oct. 31, 2013	Apr. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION [Abstract]
Organization

(A) Basis of presentation

The accompanying condensed consolidated unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information necessary for a comprehensive presentation of financial position and results of operations.

It is management's opinion that all material adjustments (consisting of normal recurring adjustments) have been made, which are necessary for a fair financial statements presentation.  The results for the interim period are not necessarily indicative of the results to be expected for the year.

NC Solar, Inc. (a development stage company) (the "Company") was incorporated under the laws of the State of Nevada on December 9, 2010 to develop solar energy collection farms on commercial and/or industrial buildings located on distressed, blighted and/or underutilized commercial land in North Carolina and other southern states of the U.S. Renewable energy collected by these farms will be sold directly to local utility companies for resale to their customers.

Stoneville Solar, LLC. (a development stage company) was incorporated under the laws of the State of North Carolina on December 14, 2010.

Activities during the development stage include developing the business plan and raising capital.

(A) Organization

NC Solar, Inc. (a development stage company) (the "Company") was incorporated under the laws of the State of Nevada on December 9, 2010. NC Solar, Inc. was incorporated in Nevada in 2010 to develop solar energy collection farms on commercial and/or industrial buildings located on distressed, blighted and/or underutilized commercial land in North Carolina and other southern states of the U.S. Renewable energy collected by these farms of solar collection panel systems will be sold directly to local utility companies for resale to their customers.

Stoneville Solar, LLC. (a development stage company) was incorporated under the laws of the State of North Carolina on December 14, 2010.

Activities during the development stage include developing the business plan and raising capital.

Principles of Consolidation

(B) Principles of Consolidation

The accompanying 2013 and 2012 condensed consolidated unaudited financial statements include the accounts of NC Solar, Inc. and its wholly owned subsidiary, Stoneville Solar, LLC (collectively, the "Company").  All intercompany accounts have been eliminated upon consolidation.

(B) Principles of Consolidation

The accompanying 2013 and 2012 consolidated financial statements include the accounts of NC Solar, Inc. and its wholly owned subsidiary, Stoneville Solar, LLC (collectively, the "Company").  All intercompany accounts have been eliminated upon consolidation.

Use of Estimates

(C) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Significant estimates include valuation of in kind contribution of services, valuation of deferred tax assets, provision for allowance for doubtful accounts, and depreciable lives and impairment of equipment. Actual results could differ from those estimates.

(C) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Significant estimates include valuation of in kind contribution of services, valuation of deferred tax assets, provision for allowance for doubtful accounts, and depreciable lives and impairment of equipment. Actual results could differ from those estimates.

Cash and Cash Equivalents

(D) Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At October 31, 2013 and April 30, 2013, the Company had no cash equivalents.

(D) Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At April 30, 2013 and April 30, 2012, the Company had no cash equivalents.

Loss Per Share

(E) Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by FASB ASC No. 260, "Earnings Per Share." As of October 31, 2013 and October 31, 2012, there were no common share equivalents outstanding.

(E) Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by FASB ASC No. 260, "Earnings Per Share." As of April 30, 2013 and 2012, there were no common share equivalents outstanding.

Income Taxes

(F) Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 ("ASC 740-10-25"). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The net deferred tax liability in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	April 30, 2013	April 31, 2012

Deferred tax liability	$-	$-
Deferred tax asset

Net Operating Loss Carryforward	89,731	23,791
Valuation Allowance	(89,731)	(23,791)
Net deferred tax assets	-	-
Net deferred tax liability	-	-
	$-	$-

As of April 30, 2013 and 2012, the company has a net operating loss carry forward of approximately $189,518 and $61,710, respectively, available to offset future taxable income through April 30, 2033. The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This is necessary due to the Company's continued operating loss and the uncertainty of the Company's ability to utilize all of the net operating loss carryforwards before they will expire through the year 2033.

The net change in the valuation allowance for the year ended April 30, 2013 and 2012 was an increase of $65,940 and $23,791 respectively.

The Company's income tax expense differed from the statutory rates (federal 34% and state 4.55%) as follows:

	April 30, 2013	April 31, 2012

Statutory rate applied to earnings before income taxes:	$(73,965)	$(30,155)
Increase (decrease) in income taxes resulting from:
State income taxes	-	-
Change in deferred tax asset valuation allowance	65,940	22,137
Non-deductible expenses	8,025	8,018
Income Tax Expense	$-	$-

The company's federal income tax returns for the year ended April 30, 2013 and April 30, 2012 remain subject to examination by the Internal Revenue Service as of April 30, 2013.

Business Segments	(F) Business Segments The Company operates in one segment and therefore segment information is not presented.	(G) Business Segments The Company operates in one segment and therefore segment information is not presented.
Revenue Recognition

(G) Revenue Recognition

The Company recognizes revenue on arrangements in accordance with FASB ASC No. 605, "Revenue Recognition".  In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured. The Company generates revenue from the sale of energy collected by the photovoltaic system as the revenue is earned. The Company recognized Grant Income at the time it is earned and all grant provisions have been satisfied and the grants are non-refundable.

(H) Revenue Recognition

The Company will recognize revenue on arrangements in accordance with FASB ASC No. 605, "Revenue Recognition".  In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured. The Company generates revenue from the sale of energy collected by the photovoltaic system as the revenue is earned. The Company recognized Grant Income at the time it is earned and all grant provisions have been satisfied and the grants are non-refundable.

Equipment

(H) Equipment

The Company values equipment at cost and depreciates these assets using the straight-line method over their expected useful life, which is estimated to be five-years.

In accordance with ASC No. 360, Property, Plant and Equipment , the Company carries long-lived assets at the lower of the carrying amount or fair value. Impairment is evaluated by estimating future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the assets, an impairment loss is recognized. Fair value, for purposes of calculating impairment, is measured based on estimated future cash flows, discounted at a market rate of interest.

There were no impairment losses recorded during the periods ended October 31, 2013 and 2012.

(I) Equipment

The Company values equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company depreciates equipment over a five-year useful life.

In accordance with ASC No. 360, Property, Plant and Equipment, the Company carries long-lived assets at the lower of the carrying amount or fair value. Impairment is evaluated by estimating future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the assets, an impairment loss is recognized. Fair value, for purposes of calculating impairment, is measured based on estimated future cash flows, discounted at a market rate of interest.

During the year ended April 30, 2013, the Company determined that the equipment is fully impaired and recognized an impairment expense of $36,708.

 There were no impairment losses recorded during the year ended April 30, 2012.

Concentration of Credit Risk

(I) Concentration of Credit Risk

At October 31, 2013 and April 30, 2013, accounts receivable of $908 and $513, respectively, consisted of two main types of receivables; receivables from a local utility company for energy resale and an energy rebate from the State of North Carolina.

For the six months ended October 31, 2013, the local utility company accounted for approximately 21% of revenues and 17% of the total outstanding accounts receivable and the energy rebate from the state of North Carolina accounted for 79% of revenue and 82% of total outstanding accounts receivable.

For the six months ended October 31, 2012, the local utility company accounted for approximately 22% of revenues and 13% of the total outstanding accounts receivable and the energy rebate from the state of North Carolina accounted for 78% of revenue and 87% of total outstanding accounts receivable.

(J) Concentration of Credit Risk

At April 30, 2013 and April 30, 2012, accounts receivable of $513 and $256, respectively, consisted of two main types of receivables; receivables from local utility company for energy resale and energy rebate from the State of North Carolina.

For the year ended April 30, 2013, the local utility company accounted for approximately 15% of revenues and 3% of the total outstanding accounts receivable and the energy rebate from the state of North Carolina accounted for 85% of revenues and 97% of the total outstanding accounts receivable.

Recent Accounting Pronouncements

(J) Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC, did not or are not believed by management, to have a material impact on the Company's present or future financial statements.

(K) Recent Accounting Pronouncements

In February 2013, FASB issued Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force). This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. This stipulates that (1) it will include the amount the entity agreed to pay for the arrangement between them and the other entities that are also obligated to the liability and (2) any additional amount the entity expects to pay on behalf of the other entities. The objective of this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The amendments in this update are effective for fiscal periods (and interim reporting periods within those years) beginning after December 15, 2013. This standard is not expected to have a material impact on the Company's reported results of operations or financial position.

In February 2013, FASB issued Accounting Standards Update 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. This update requires an entity to provide information about the amount reclassified out of accumulated other comprehensive income by component. The entity is also required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting periods. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other discourses required under U.S. GAAP that provide additional detail about those amounts. The objective in this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update should be applied prospectively for reporting periods beginning after December 15, 2013. This standard is not expected to have a material impact on the Company's reported results of operations or financial position.